Expense Example - AQR Global Risk Balanced Portfolio - Class B	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 96
Expense Example, with Redemption, 3 Years	302
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	$ 1,165